Income Taxes - Unrecognized Tax Benefits Excluding Related Interest And Penalties (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits—beginning of period	$ 0	$ 0	$ 74	$ 0
Increases on tax positions related to the current period	0	74	233	0
Unrecognized tax benefits—end of period	$ 0	$ 74	$ 307	$ 0